Other Reserves - Disclosure of Other Reserves (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reserves within equity [abstract]
Foreign exchange translation reserve	R 2,458	R 3,277
Hedge reserve	(5,727)	(1,389)	R (753)
Time value reserve	(367)	137	0
Share-based payments	4,319	3,607	R 3,363
Post-retirement benefit actuarial loss	0	(3)
Equity instruments designated at fair value through other comprehensive income	267	203
Acquisition of non-controlling interest in subsidiary	(381)	(381)
Equity component of convertible bond	277	277
Repurchase of equity interest	(98)	(98)
Other	(31)	(28)
Total other reserves	R 717	R 5,602